STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
JUNE 30, 2023

DESCRIPTION                                 SHARES       MARKET VALUE
-----------                                 ------       ------------

COMMON STOCKS ? 99.28%

Petroleum Refining-10.35%
   Chevron Corp.                             9,466        $ 1,489,475
   Valero Energy Corp                       11,028          1,293,584
                                                            ---------
                                                            2,783,059

Telephone Communications, Except
Radiotelephone-9.62%
      AT&T                                  83,429          1,330,693
      Verizon                               33,788          1,256,576
                                                            ---------
                                                            2,587,269

National Commercial Banks-9.50%
   Bank of America				  44,380		1,273,262
   Citigroup Inc.					  15,300		  704,412
   Wells Fargo                              13,500            576,180
                                                            ---------
										2,553,854

Pharmaceutical Preps-9.25%
   AbbVie Inc.                               8,637          1,163,663
   Pfizer Inc.                              36,025          1,321,397
                                                            ---------
                                                            2,485,060

Computer and Office Equipment-5.58%
   International Business Machines Corp.    11,216		1,500,813

Pipe Lines-5.38%
   HF Sinclair Corp				  32,395		1,445,141

Electronic Computers-4.99%
   Apple Inc.                                6,917          1,341,690

Canned, Frozen & Preserved Fruit, Veg-4.94%
   Kraft Heinz Company				  37,437		1,329,014

Semi-Conductors and Related Devices-4.89%
   Intel Corp					  39,326          1,315,061

Cigarettes-4.82%
   Altria Group 					  28,623		1,296,622

Paper Prods-4.71%
   Kimberly-Clark Corp				   9,172		1,266,286

-	Continued ?
STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
JUNE 30, 2023



DESCRIPTION                                 SHARES        MARKET VALUE
-----------                                 ------        ------------

Engine/Turbine-4.61%
   British American Tobacco Industries      37,343		1,239,788

Biolog Prod-4.48%
   Amgen Inc.					   5,422		1,203,792

Computer Communications Equipment-4.48%
   Cisco Systems Inc.				  23,296		1,205,335

Retail Drug Store-4.04%
  Walgreens Boots Alliance                  38,085          1,085,042

Gold and Silver Ores-3.93%
   Newmont Corp.					  24,790		1,057,541

Raw Farm Food-3.71%
   Universal Corp.                          19,956            996,603


   Total common stocks (cost $23,408,067)               $  26,691,970
							                 ----------





SHORT-TERM INVESTMENTS ? 0.65%
   Schwab Money Market Fund (Single Class Fund)
              -current interest at 0.45%  173,953    	 $      173,953
                                                            ---------

   Total short-term investments (cost $  173,953)		  173,953
                                                            ---------

Total investment securities ?  99.93% (cost $23,582,020)   26,865,923

Other assets less liabilities ? 0.07%                          18,699
                                                             --------

Net assets - 100.00%                                   $   26,884,622
                                                         ============







FAIR VALUE OF INVESTMENTS

In accordance with U.S. generally accepted accounting principles (?GAAP?), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - observable inputs other than quoted prices (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2023:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities*          Instruments **
      -----                         ----------           -----------
      Level 1:
         Common Stock               $26,691,970          $          0
         Short term investments         173,953				  0
                                    -----------          ------------
            Total Level 1:           26,865,923				  0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $26,865,923          $          0
                                    ===========          ============

   *All investments in securities are classified as ?Highly Liquid?.

   ** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument. As of June 30, 2023, the Fund did not own any other financial instruments.